Property, plant and equipment, net	9 Months Ended
Sep. 30, 2023
Property, plant and equipment, net
Property, plant and equipment, net

5. Property, plant and equipment, net

	9/30/2023	12/31/2022

	(€ in thousands)
Land, buildings and leasehold improvements	11,356	12,038
Plant and machinery	4,724	4,900
Other facilities, factory and office equipment	747	784
Assets under construction and prepayments made	16	77
Total	16,843	17,799
Thereof pledged assets of Property, Plant and Equipment	242	310

As of September 30, 2023, the pledged assets consist of three (December 31, 2022: three) 3D printers that serve as collateral for certain credit lines and loan agreements.